Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Summary of Commitments
A summary of the Company’s commitments at December 31, 2015 and 2014 is as follows:

	2015	2014

Commitments to extend credit, including unused lines of credit	$52,991,292	$36,699,062
Standby letters of credit	2,697,593	2,414,247
	$55,688,885	$39,113,309